Stock Options - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended						12 Months Ended
	Dec. 27, 2006	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Nonqualified Stock Option Plan	Dec. 31, 2011 Nonqualified Stock Option Plan	Dec. 31, 2004 Nonqualified Stock Option Plan	Nov. 29, 2006 Nonqualified Stock Option Plan	Dec. 31, 2004 Nonqualified Stock Option Plan Minimum	Dec. 31, 2004 Nonqualified Stock Option Plan Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option authorized under plan						40,400	100,000
Stock option additional shares authorized under plan						4,600
Stock option vesting period								5 years	10 years
Age of recipient that triggers full vesting						72 years
Stock option term						10 years
Stock split ratio	2
Weighted-average grant-date fair value of options granted				$ 0.50	$ 1.05
Intrinsic value of options exercised				$ 0	$ 0
Unrecognized compensation cost				55,000
Weighted-average period of recognition				5 years
Share based compensation expense		12,000	12,000	12,000
Share-based compensation expense tax benefit				$ 5,000